Stock Compensation	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

Note 14. Stock Compensation

In April 2010, the Company’s board of directors approved the Allied Specialty Vehicles, Inc. 2010 Long-Term Incentive Plan (the “2010 Plan”). Under the 2010 Plan, key employees, including employees who may also be directors or officers of the Company, outside directors, key consultants and key contractors of the Company may be granted incentive stock options, nonqualified stock options, and other share-based awards. The 2010 Plan provides for the granting of options to purchase shares of the Company’s common stock at not less than the fair market value of such shares on the date of grant. Stock options terminate not more than ten years from the date of grant. The 2010 Plan allows acceleration of options upon certain events. The Company recognizes compensation expense for stock options, nonvested restricted stock and performance share awards over the requisite service period for vesting of the award, or to an employee’s eligible retirement date, if earlier and applicable. An aggregate of 8,000,000 shares were reserved for future awards under the 2010 Plan. At July 29, 2017, the Company had 4,449,176 remaining shares available for issuance under the 2010 Plan. With the approval of the 2016 Plan (defined below), the Company will no longer issue share-based awards under the 2010 Plan.

In January 2017, the Company’s board of directors approved the REV Group, Inc. 2016 Omnibus Incentive Plan (the “2016 Plan”). Under the 2016 Plan, key employees, including employees who may also be directors or officers of the Company, outside directors, key consultants and key contractors of the Company may be granted incentive stock options, nonqualified stock options, and other share-based awards. The 2016 Plan provides for the granting of options to purchase shares of the Company’s common stock at not less than the fair market value of such shares on the date of grant. Stock options terminate not more than ten years from the date of grant. The 2016 Plan allows acceleration of share awards upon certain events. The Company recognizes compensation expense for stock options, nonvested restricted stock and performance share awards over the requisite service period for vesting of the award, or to an employee’s eligible retirement date, if earlier and applicable. An aggregate of 8,000,000 shares were reserved for future awards under the 2016 Plan. At July 29, 2017, the Company had 7,881,835 remaining shares available for issuance under the 2016 Plan.

During the three and nine months ended July 29, 2017, the Company recorded stock-based compensation expense of $0.3 million and $26.1 million, respectively, compared to $1.1 million and $12.3 million for the three and nine months ended July 30, 2016, respectively, as selling, general and administrative expenses in the Company’s consolidated statements of income.

Stock Option Awards: Stock options granted have a term of up to 10 years from the grant date. The vesting of these options are either immediate, upon a triggering event or over a period of time. Exercisability of the triggering event options is contingent upon the occurrence of a change in control of the Company, or in certain of the option grants, an initial public offering. The Company estimates the fair value of all stock option awards on the grant date by applying the Black-Scholes option-pricing valuation model. The application of this valuation model involves assumptions that are highly subjective, judgmental and sensitive in the determination of stock compensation cost. As a result of the Company’s IPO in January 2017, 1.2 million of equity stock options immediately vested. The Company recorded stock compensation expense of $4.4 million resulting from the vesting of these stock options. As of July 29, 2017, the Company could potentially recognize $0.5 million of stock compensation expense if certain performance targets were met or were expected by management to be achieved. As of July 29, 2017, the Company had $1.9 million of unrecognized stock compensation expense related to time based vesting stock options.

During the three and nine months ended July 29, 2017, the Company recorded stock compensation expense of zero and $3.3 million, respectively, to redeem performance based stock options. During the three and nine months ended July 30, 2016, the Company recorded stock compensation expense of $0.3 million and $10.2 million, respectively, to redeem performance based stock options. The amount paid per share to redeem these stock options was equal to the fair value of the Company’s common stock on the date of redemption less the stock option exercise price.

As of July 29, 2017 and October 29, 2016, there were zero and 1,664,000 stock options outstanding, respectively, which were considered liability share awards as the underlying shares were eligible to be sold back to the Company as a result of put rights in the Shareholders Agreement, within a period of time which would not subject the shareholder to the risks and rewards of share ownership for a reasonable period of time. The fair value of the liability share awards was $0 and $9.1 million at July 29, 2017 and October 29, 2016, respectively. Concurrent with the Company’s IPO, the Company’s Shareholders Agreement was terminated, and as such the put rights from that agreement were no longer available to the Company’s shareholders. As such, the fair value of vested outstanding liability share awards were reclassified to additional paid-in capital during the first quarter of 2017. In addition, upon completion of the Company’s IPO, 1,528,000 of outstanding liability option awards were vested. The vested portion of these outstanding options was re-measured at fair value based upon the $22.00 per share price of the Company’s IPO. The accelerated vesting of the liability awards and remeasurement of the liability to the $22.00 per share price resulted in additional stock compensation expense of $16.2 million during the first quarter of fiscal 2017. The fair value of the liability share awards was $26.5 million on the date of the Company’s IPO.

Restricted Stock Units Awards: The Company has granted restricted stock units to certain employees and non-employee directors. During the second quarter of fiscal 2017, the Company granted 48,364 restricted stock units that will convert to common stock upon vesting. All restricted stock units granted during the second quarter of fiscal 2017 will vest based on the passage of time. The Company granted 43,575 units that will vest over four years for employees and 4,789 that will vest over one year for certain employees and non-employee directors. During the third quarter of fiscal 2017, the Company granted 73,101 restricted stock units that will convert to common stock upon vesting. All restricted stock units granted during the third quarter of fiscal 2017 will be vested based upon the achievement of certain performance measures in fiscal 2018 through fiscal 2020. The fair value of these awards was determined based on the stock price as of the date of the grant. As the performance-based restricted stock units are subject to vesting provisions based on operating income metrics the achievement of which have not been determined yet, those performance stock units are not included in the table below. These metrics will be established after the end of the current fiscal year.

The unvested restricted stock units granted under the 2016 Plan have the right to accrue dividends, but not the right to vote. Dividends are paid in accordance with vesting of the associated restricted stock units. All of the unvested restricted stock units granted under the 2016 Plan vest upon the termination of participants in certain situations and following certain changes of control of the Company.

The change in the number of restricted stock units outstanding consisted of the following:

	Restricted Stock Units Outstanding	Weighted-average grant date fair value per unit
Outstanding, October 29, 2016	—	—
Granted	48,364	$25.06
Vested	—	—
Cancelled/Expired	(3,300)	25.00

Outstanding, July 29, 2017	45,064	$25.06

Note 15. Stock Compensation

In April 2010, the Company’s board of directors approved the Company’s 2010 Long-Term Incentive Plan (the “2010 Plan”). Under the 2010 Plan, key employees, including employees who may also be directors or officers of the Company, outside directors, key consultants and key contractors of the Company may be granted incentive stock options, nonqualified stock options, and other share-based awards. The 2010 Plan provides for the granting of options to purchase shares of the Company’s common stock at not less than the fair market value of such shares on the date of grant. Stock options terminate not more than ten years from the date of grant. The 2010 Plan allows acceleration of options upon certain events, as defined. The Company recognizes compensation expense for stock options, nonvested stock and performance share awards over the requisite service period for vesting of the award, or to an employee’s eligible retirement date, if earlier and applicable. The maximum number of shares of stock reserved for all awards under the 2010 Plan is 6,400,000. At October 29, 2016, the Company had 3,746,560 shares available for issuance under the 2010 Plan.

Stock Option Awards: Stock options granted have a term of up to 10 years from the grant date. The vesting of these options are either immediate, upon a triggering event or over a three or four-year period. Exercisability of the majority of the options is contingent upon the occurrence of a change in control of the Company, or in certain of the option grants, an initial public offering of the Company’s common stock. The Company estimates the fair value of all stock option awards on the grant date by applying the Black-Scholes option-pricing valuation model. The application of this option pricing valuation model involves assumptions that are subjective, judgmental and sensitive in the determination of stock compensation cost.

As of October 29, 2016 and October 31 2015, there were 1,664,000 and 1,312,000 stock options outstanding, respectively, which were considered liability share awards as the underlying shares were eligible to be sold back to the Company as a result of put rights in the Shareholders Agreement, within a period of time which would not subject the shareholder to the risks and rewards of share ownership for a reasonable period of time. As of October 29, 2016, as a result of the Company’s filing of a Form S-1 with the U.S. Securities and Exchange Commission, the Company was considered a public entity, and as such, recognized the liability share awards at fair value in the Company’s consolidated balance sheet. The fair value of the vested portion of these stock options was $9,117 at October 29, 2016. The Company valued these liabilities share awards at intrinsic value as of October 31, 2015. The intrinsic value of the vested portion of these stock options was $1,214 as of October 31, 2015, and is recorded in other current liabilities on the Company’s consolidated balance sheets. The fair value of the liability awards was $2,256 at October 31, 2015. Changes in fair value of liability share awards are recorded as stock compensation expense.

As of October 29, 2016, the Company could potentially recognize $2,505 of stock-based compensation expense if certain performance targets are met. As of October 29, 2016, the Company had $7,399 of unrecognized stock-based compensation expense related to time based vesting stock options.

In connection with the termination of certain Company officers in fiscal year 2014, the Company as part of the separation agreements allowed these employees to retain their awards subsequent to termination. There are no current or future performance requirements to retain the modified awards. This change resulted in a modification of stock option awards per ASC 718. Since the awards were subject to the contingencies described above, the adjusted value of the awards were included in the total value of potential performance based stock-based compensation expense.

The key assumptions used in determining the fair value of options granted for fiscal years 2016, 2015, and 2014, are as follows:

	2016	2015	2014
Weighted-average volatility	52.75 - 52.98%	52.59 - 52.73%	52.75 - 53.05%
Weighted-average risk-free interest rate	1.83 - 2.25%	1.93 - 2.37%	2.35 - 2.80%
Weighted-average expected life in years	10.00	10.00	10.00
Dividend yield	—	—	—
Weighted-average grant date fair value per option	$5.09	$4.48	$3.16

Peer group information is the basis for the selection of the expected weighted-average volatility. The estimated expected life is the option term. The risk-free interest rate is selected based upon yields of United States Treasury issues with a term equal to the expected life of the option being valued.

Stock option activity for fiscal years 2016, 2015 and 2014, was as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value of In-the- Money Options
Outstanding at October 31, 2013	3,307,760	$3.59	6.1	$3,496

Granted	2,236,000	4.89	—	—
Exercised	—	—	—	—
Cancelled	(183,200)	4.31	—	—

Outstanding at October 31, 2014	5,360,560	$4.09	6.8	$4,773
Granted	368,000	7.00	—	—
Exercised	—	—	—	—
Cancelled	(894,000)	4.60	—	—

Outstanding at October 31, 2015	4,834,560	$4.30	6.0	$15,156

Granted	1,000,000	8.00	—	—
Exercised	—	—	—	—
Cancelled	(2,088,000)	4.39	—	—

Outstanding at October 29, 2016	3,746,560	$5.69	7.1	$27,735

Exercisable at October 29, 2016	970,640	$5.19	—	$8,429

The aggregate intrinsic value in the previous table reflects the total pre-tax intrinsic value (the difference between the per share fair value of the Company’s stock and the exercise price of the stock options, multiplied by the number of in-the-money stock options) that would have been received by the option holders had all option holders exercised their options on October 29, 2016 and October 31, 2015. The intrinsic value of the Company’s stock options changes based on the changes in fair value of the Company’s common stock.